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WRITER’S DIRECT DIAL NUMBER: (202) 508-4662

December 3, 2009

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE Washington, D.C. 20549

Re:	Artisan Funds, Inc. (Registration Nos. 033-88316 and 811-08932)

Ladies and Gentlemen:

On behalf of Artisan Funds, Inc., accompanying this letter for electronic filing under Rule 30b2-1(a) of the Investment Company Act of 1940, as amended, is Form N-CSR.

Please call me at 202-508-4662 or my colleague Marian G. Fowler at 202-508-4751, if you have any questions regarding this filing.

Sincerely,

/s/ Melissa S. Gainor

Melissa S. Gainor